Contract assets -- Summary Of Contract Assets (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Disclosure Of Contract Assets Explanatory [Line Items]
Arising from performance under construction contracts	¥ 88,637		¥ 0
Provision on impairment	(10,953)		0
Total	¥ 77,684	$ 10,942	¥ 0